Marketable securities (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Marketable Securities	R$ 6,918,765	R$ 13,363,511
Current	6,516,323	12,971,547
Non-Current	402,442	391,964
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	6,868,895	13,293,256
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 49,870	70,255
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	98.90%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 382,388	552,635
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.15%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,227,033	1,203,776
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	100.80%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 4,833,953	11,144,881
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.76%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 402,442	391,964
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 49,870	70,255
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.30%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 23,079